Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Shareholders' Equity
Change in fair value of hedges, tax	$ 9,380	$ 21,848	$ 31,681